EVENTS AFTER THE REPORTING PERIOD - ADDITIONAL INFORMATION (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 15, 2023 USD ($)	Aug. 15, 2023 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings from third parties	$ 78,995	$ 512,727	$ 121,771
Debt agreement [Member] | Atento Brasil S.A. [member] | Daycoval bank [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional (thousands)				$ 18,600	R$ 98.2
Pay Rate				9.3807%	9.3807%